Description of Business and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Liquidity
Net loss attributable to T Stamp Inc.	$ (2,547,450)	$ (1,692,062)	$ (12,091,540)	$ (9,057,163)
Operating cash outflows	(154,578)	$ (1,141,310)	(6,337,386)	(6,702,221)
Accumulated deficit	$ (41,847,176)		$ (39,299,726)	$ (27,208,186)